Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal payments	$ 4,129,065
Less: Deferred financing costs	(71,473)	$ (82,506)
Total debt	4,057,592	4,328,468
Less: Current portion	(200,839)	(56,725)
Long-term portion	3,856,753	4,271,743
$1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	1,277,250	1,283,750
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	1,847,750	1,857,250
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Total principal payments	413,368	432,821
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Total principal payments	130,974	229,411
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Total principal payments	$ 459,723	$ 607,742